UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR


              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES




                  Investment Company Act file number 811-21789
                                                     ---------


                            Giordano Investment Trust
                            -------------------------
               (Exact name of registrant as specified in charter)


          135 Gorman Street, 3rd Floor, Annapolis, Maryland 21401-2535
          ------------------------------------------------------------
           (Address of principal executive offices)         (Zip code)


                                Julian G. Winters
116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina 27802
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


        Registrant's telephone number, including area code: 252-972-9922
                                                            ------------


                      Date of fiscal year end: September 30
                                               ------------


                    Date of reporting period: March 31, 2006
                                              --------------

Item 1.  REPORTS TO STOCKHOLDERS.


Semi-Annual Report

For the Period from November 7, 2005 (Date of Initial Public Investment) to March 31, 2006
(Unaudited)








                                                                  GIORDANO FUND

























This report and the financial statements contained herein are submitted for the general information of the shareholders of the Giordano Fund (the "Fund"). This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested. Neither the Fund nor the Fund's distributor is a bank.

Distributor: Capital Investment Group, Inc., 116 S. Franklin St, Rocky Mount, NC 27804, Phone 1-800-773-3863.

--------------------------------------------------------------------------------
An investment in the Fund is subject to investment risks, including the possible loss of some or the entire principal amount invested. There can be no assurance that the Fund will be successful in meeting its investment objective. Investment in the Fund is also subject to the following risks: market risk, management style risk, small-cap and mid-cap companies risk, credit risk, interest rate risk, maturity risk, preferred securities risk, investment-grade securities risk, senior subordinated unsecured corporate bonds risk, junk bonds or lower-rated securities risk, derivative instruments risk, special risks of "alternative investments" and real estate securities risk. More information about these risks and other risks can be found in the Fund's prospectus.

The performance information quoted in this semi-annual report represents past performance, which is not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. An investor may obtain performance data current to the most recent month-end by visiting www.nottinghamco.com.

An investor should consider the investment objectives, risks, and charges and expenses of the Fund carefully before investing. The prospectus contains this and other information about the Fund. A copy of the prospectus is available at www.nottinghamco.com or by calling Shareholder Services at 1-800-773-3863. The prospectus should be read carefully before investing.
--------------------------------------------------------------------------------

Fund Expenses (Unaudited)
________________________________________________________________________________

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses - The first line of the table below provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes - The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

                                               Beginning          Ending
Giordano Fund                                Account Value     Account Value     Expenses Paid
Expense Example                            November 7, 2005    March 31, 2006    During Period
---------------------------------------------------------------------------------------------------
Actual                                         $1,000.00          $997.00           $39.24*
---------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)       $1,000.00          $975.27           $49.05**
---------------------------------------------------------------------------------------------------

* Actual Expenses are equal to the Fund's annualized expense ratio 9.96% multiplied by the average account value over the period, multiplied by 144 days and divided by 365 (to reflect the number of days in the initial fiscal period). ** Hypothetical Expenses paid during the period are equal to the Fund's annualized expense ratio of 9.96% multiplied by the average account value over the period, multiplied by 182 days and divided by 365 (to reflect the number of days in the six month period ending March 31, 2006).

                   (This page was intentionally left blank.)

GIORDANO FUND

Schedule of Investments
(Unaudited)

As of March 31, 2006

------------------------------------------------------------------------------------------------------------------------------------
                                                     Market Value                                             Shares/   Market Value
                                          Shares       (Note 1)                                             Principal     (Note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCK - 76.77%                                                Pharmaceuticals - 3.91%
                                                                        Eli Lilly & Company                    1,000   $     55,300
                                                                                                                       ------------
Banks - 15.37%
     Bank of America Corp.                 1,400   $     63,756      Real Estate Investment Trust - 3.39%
     United Bankshares Inc.                1,200         45,924         Vornado Realty Trust                     500         48,000
     Wells Fargo & Co.                       800         51,096                                                        ------------
     Whitney Holding Corp.                 1,600         56,736
                                                   ------------      Telecommunications - 3.37%
                                                        217,512         Verizon Communications Inc.            1,400         47,684
                                                   ------------                                                        ------------
Beverages - 3.55%
     The Coca-Cola Co.                     1,200         50,244      Total Common Stocks (Cost $1,067,037)                1,086,650
                                                   ------------                                                        ------------
Chemicals - 8.51%                                                    EXCHANGE TRADED FUNDS - 5.72%
     El Du Pont de Nemours & Co.           1,700         71,757         Midcap SPDR Trust Series 1               200         28,970
     The Dow Chemical Company              1,200         48,720         SPDR Trust Series 1                      400         51,932
                                                   ------------                                                        ------------
                                                        120,477      Total Exchange Traded Funds (Cost $76,391)              80,902
                                                   ------------                                                        ------------
Diversified Financial Services - 6.87%
     Citigroup Inc.                        1,000         47,230      INVESTMENT COMPANIES - 5.29%
     JPMorgan Chase & Co.                  1,200         49,968         Evergreen Institutional
                                                   ------------            Money Market Fund                  62,658         62,658
                                                         97,198
                                                   ------------
Food - 3.75%                                                            Merrimac Cash Series Trust            12,236         12,236
     HJ Heinz Co.                          1,400         53,088                                                        ------------
                                                   ------------
                                                                    Total Investment Companies (Cost $74,894)                74,894
Gas Distribution - 1.49%                                                                                               ------------
     UGI Corp.                             1,000         21,070     CORPORATE OBLIGATIONS - 5.19%
                                                   ------------     (B)  Empire Corp.
                                                                            10.00%, 12/09/10
Healthcare - Products - 3.35%                                              (Cost $75,000)                   $ 75,000   $     73,500
                                                                                                                       ------------
     Johnson & Johnson                       800         47,376
                                                   ------------      Total Investments (Cost $1,293,322) - 92.97%      $  1,315,946
                                                                     Other Assets Less Liabilities- 7.03%                    99,445
Household Products/Wares - 3.30%                                                                                       ------------
     Avery Denison Corp                      800         46,784
                                                   ------------      Net Assets - 100.00%                              $  1,415,391
                                                                                                                       ============
Metal Fabricate/Hardware - 6.48%
     Timken Co.                            1,600         51,632      B  Restricted security - A restricted security cannot be resold
     Worthington Industries, Inc.          2,000         40,120         to the general public without prior  registration  under the
                                                   ------------         Securities Act of 1933 or compliance with certain conditions
                                                         91,752         thereunder.  Restricted  securities are valued  according to
                                                   ------------         the  guidelines  and  procedures  adopted  by the  Board  of
Miscellaneous Manufacturing - 4.91%                                     Trustees. The Fund currently holds Empire Corporation Senior
     General Electric Company              2,000         69,560         Subordinated  Debentures  at a cost of $75,000.  The sale of
                                                   ------------         this  investment  has been  restricted by the issuer and has
Oil & Gas - 6.85%                                                       been valued at fair value in accordance  with the guidelines
     Chevron Corp                            800         46,376         adopted  by the Board of  Trustees.  The total fair value of
     ConocoPhillips                          800         50,520         this security at March 31, 2006 is $73,500, which represents
                                                   ------------         5.19% of net assets.
                                                         96,896
                                                   ------------
Packaging & Containers - 1.67%
     Sonoco Products Company                 700         23,709
                                                   ------------
                                                                                                                      (Continued)

GIORDANO FUND

Schedule of Investments
(Unaudited)

As of March 31, 2006

____________________________________________________________________________________________________________________________________

____________________________________________________________________________________________________________________________________
Summary of Investments by Industry
                                         % of Net
Industry                                  Assets    Market Value
----------------------------------------------------------------
Banks                                     15.37%      $ 217,512
Beverages                                  3.55%         50,244
Chemicals                                  8.51%        120,477
Corporate Obligations                      5.19%         73,500
Diversified Financial Services             6.87%         97,198
Exchange Traded Funds                      5.72%         80,902
Food                                       3.75%         53,088
Gas Distribution                           1.49%         21,070
Healthcare - Products                      3.35%         47,376
Household Products/Wares                   3.30%         46,784
Investment Companies                       5.29%         74,894
Metal Fabricate/Hardware                   6.48%         91,752
Miscellaneous Manufacturing                4.91%         69,560
Oil & Gas                                  6.85%         96,896
Packaging & Containers                     1.67%         23,709
Pharmaceuticals                            3.91%         55,300
Real Estate Investment Trust               3.39%         48,000
Telecommunications                         3.37%         47,684
----------------------------------------------------------------
Total                                     92.97%     $1,315,946







See Notes to Financial Statements

GIORDANO FUND

Statement of Assets and Liabilities
(Unaudited)

As of March 31, 2006
____________________________________________________________________________________________________________________________________

Assets:
      Investments, at value (cost $1,293,322) .............................................................            $  1,315,946
      Receivables:
           Investments sold ...............................................................................                  62,413
           Fund shares sold ...............................................................................                  29,366
           Interest and dividends .........................................................................                   5,637
      Prepaid expenses ....................................................................................                   6,645
                                                                                                                       ------------
      Total assets ........................................................................................               1,420,007
                                                                                                                       ------------
Liabilities:
      Accrued expenses ....................................................................................                   4,616
                                                                                                                       ------------
      Total liabilities ...................................................................................                   4,616
                                                                                                                       ------------
Net Assets ................................................................................................            $  1,415,391
                                                                                                                       ============
Net Assets Consist of:
      Capital (par value and paid in surplus) .............................................................            $  1,409,837
      Accumulated net investment loss .....................................................................                 (25,623)
      Undistributed net realized gain on investments ......................................................                   8,552
      Net unrealized appreciation on investments ..........................................................                  22,625
                                                                                                                       ------------
      Total Net Assets ....................................................................................            $  1,415,391
                                                                                                                       ============
      Shares Outstanding, no par value (unlimited authorized shares) ......................................                 141,968
      Net Asset Value, Maximum Offering Price and Redemption Price Per Share ..............................            $       9.97




















See Notes to Financial Statements

GIORDANO FUND

Statement of Operations
(Unaudited)

For the period from  November  7, 2005 (Date of Initial  Public  Investment)  to March 31, 2006
____________________________________________________________________________________________________________________________________

Investment Income:
      Interest ..........................................................................................              $      2,349
      Dividends .........................................................................................                    12,572
                                                                                                                       ------------
      Total Income ......................................................................................                    14,921
                                                                                                                       ------------
Expenses:
      Advisory fees (note 2) ............................................................................                     4,066
      Administration fees (note 2) ......................................................................                       712
      Transfer agent fees (note 2) ......................................................................                     8,331
      Fund accounting fees (note 2) .....................................................................                    10,785
      Compliance service fees (note 2) ..................................................................                     3,078
      Custody fees (note 2) .............................................................................                     1,975
      Distribution and service fees (note 3) ............................................................                     1,017
      Other accounting fees (note 2) ....................................................................                     8,847
      Registration and filing administration fees (note 2) ..............................................                       382
      Legal fees ........................................................................................                     5,918
      Audit and tax preparation fees ....................................................................                     4,735
      Registration and filing expenses ..................................................................                     2,015
      Shareholder servicing expenses ....................................................................                     2,170
      Printing expenses .................................................................................                       986
      Trustee fees and meeting expenses .................................................................                       197
      Securities pricing fees ...........................................................................                       789
      Other operating expenses ..........................................................................                     3,946
                                                                                                                       ------------
      Total Expenses ....................................................................................                    59,949
                                                                                                                       ------------
           Advisory fees waived (note 2) ................................................................                    (4,066)
           Administration fees waived (note 2) ..........................................................                      (184)
           Transfer agent fees waived (note 2) ..........................................................                    (3,081)
           Fund accounting fees waived (note 2) .........................................................                    (4,004)
           Compliance service fees waived (note 2) ......................................................                    (1,168)
           Distribution and service fees waived (note 3) ................................................                    (1,017)
           Other accounting fees waived (note 2) ........................................................                    (3,370)
           Legal fees waived ............................................................................                    (1,775)
           Other operating expenses waived (note 2) .....................................................                      (740)
                                                                                                                       ------------
           Net Expenses .................................................................................                    40,544
                                                                                                                       ------------
Net Investment Loss .....................................................................................                   (25,623)
                                                                                                                       ------------
Realized and Unrealized Gain on Investments
      Net realized gain from investment transactions ....................................................                     8,552
      Change in unrealized appreciation on investments ..................................................                    22,625
                                                                                                                       ------------
Realized and Unrealized Gain on Investments .............................................................                    31,177
                                                                                                                       ------------
Net Increase in Net Assets Resulting from Operations ....................................................              $      5,554
                                                                                                                       ============

See Notes to Financial Statements

GIORDANO FUND

Statement of Changes in Net Assets
(Unaudited)

For the period from November 7, 2005 (Date of Initial Public Investment) to March 31, 2006
____________________________________________________________________________________________________________________________________

Operations:
     Net investment loss ..................................................................................            $    (25,623)
     Realized gain from investment transactions ...........................................................                   8,552
     Change in unrealized appreciation on investments .....................................................                  22,625
                                                                                                                       ------------
Net Increase in Net Assets Resulting from Operations ......................................................                   5,554
                                                                                                                       ------------
Capital Share Transactions: (note 6)
     Shares sold ..........................................................................................               1,412,889
     Shares repurchased ...................................................................................                  (3,052)
                                                                                                                       ------------
Increase from Capital Share Transactions ..................................................................               1,409,837
                                                                                                                       ------------
Net Increase in Net Assets ................................................................................               1,415,391
                                                                                                                       ------------
Net Assets:
     Beginning of period ..................................................................................                    --
     End of period ........................................................................................            $  1,415,391
                                                                                                                       ============
Accumulated net investment loss ...........................................................................            $    (25,623)
                                                                                                                       ============

























See Notes to Financial Statements

GIORDANO FUND

Financial Highlights
(Unaudited)

For a share outstanding during the period from November 7, 2005
(Date of Initial Public Investment) to March 31, 2006
____________________________________________________________________________________________________________________________________

Net Asset Value, Beginning of Period ......................................................................       $       10.00
                                                                                                                  -------------
Income from Investment Operations
      Net investment loss .................................................................................               (0.18)
      Net realized and unrealized gain on securities ......................................................                0.15
                                                                                                                  -------------
Total from Investment Operations ..........................................................................               (0.03)
                                                                                                                  -------------
Net Asset Value, End of Period ............................................................................       $        9.97
                                                                                                                  =============
Total Return ..............................................................................................               (0.30)%

Net Assets, End of Period (in thousands) ..................................................................       $       1,415

Average Net Assets for the Period (in thousands) ..........................................................       $       1,031

Ratios of:
Gross Expenses to Average Net Assets ......................................................................               14.75 %(a)
Net Expenses to Average Net Assets ........................................................................                9.96 %(a)
Net Investment Loss to Average Net Assets .................................................................               (6.31)%(a)

Portfolio turnover rate ...................................................................................               30.04 %

(a) Annualized

















See Notes to Financial Statements

GIORDANO FUND

Notes to Financial Statements (Unaudited)
________________________________________________________________________________

1.   Organization    and   Significant    recorded  on  the  ex-dividend   date.
     Accounting Policies                  Certain    dividends    from   foreign
                                          securities will be recorded as soon as
The  Giordano  Fund (the  "Fund") is a    the Trust is informed of the  dividend
series  of  the  Giordano   Investment    if  such   information   is   obtained
Trust   (the   "Trust"),   which   was    subsequent  to the  ex-dividend  date.
organized  as  a  Delaware   statutory    Interest  income  is  recorded  on the
trust  and  is  registered  under  the    accrual     basis     and     includes
Investment  Company  Act of  1940,  as    amortization    of    discounts    and
amended  (the  "1940   Act"),   as  an    premiums.   Gains   and   losses   are
open-end     management     investment    determined  on  the  identified   cost
company.  The Trust is classified as a    basis,  which is the same  basis  used
diversified  company as defined in the    for federal income tax purposes.
1940 Act.
                                          Expenses
The Fund commenced operations on The Fund bears expenses incurred November 7, 2005. The investment specifically on its behalf as well as objective of the Fund is to seek a portion of general expenses, which long-term capital appreciation as well are allocated according to methods
as  current  income  by  investing  at    approved annually by the Trustees.
least  80% of  its  assets  in  income
oriented  equity  securities and up to    Dividend Distributions
20% of its assets in other investments The Fund may declare and distribute including but not limited to bonds, dividends from net investment income
options,   exchange-traded  funds  and    (if any) quarterly. Distributions from
venture capital funds.                    capital  gains (if any) are  generally
                                          declared and distributed annually.
The following accounting policies have
been consistently followed by the Fund    Estimates
and are in conformity  with accounting    The     preparation    of    financial
principles generally accepted in the statements in conformity with United States of America in the accounting principles generally
investment company industry.              accepted  in  the  United   States  of
                                          America  requires  management  to make
Investment Valuation                      estimates and assumptions  that affect
The Fund's investments in securities the amount of assets, liabilities, are carried at value. Securities expenses and revenues reported in the listed on an exchange or quoted on a financial statements. Actual results
national  market  system are valued at    could differ from those estimates.
the last  sales  price as of 4:00 p.m.
Eastern Time. Securities traded in the    Federal Income Taxes
NASDAQ over-the-counter market are No provision for income taxes is generally valued at the NASDAQ included in the accompanying financial
Official Closing Price. Other statements, as the Fund intends to securities traded in the distribute to shareholders all taxable over-the-counter market and listed investment income and realized gains securities for which no sale was and otherwise complies with Subchapter reported on that date are valued at M of the Internal Revenue Code the most recent bid price. Securities applicable to regulated investment
and  assets  for which  representative    companies.
market   quotations  are  not  readily
available  (e.g.,  if the  exchange on    Indemnifications
which  the   portfolio   security   is    Under   the   Trust's   organizational
principally traded closes early or if documents, its officers and Trustees trading of the particular portfolio are indemnified against certain security is halted during the day and liabilities arising out of the
does not  resume  prior to the  Fund's    performance  of  their  duties  to the
net asset value  calculation) or which    Fund.  In  addition,   in  the  normal
cannot be accurately valued using the course of business, the Fund entered Fund's normal pricing procedures are into contracts with its vendors and valued at fair value as determined in others that provide for general good faith under policies approved by indemnifications. The Fund's maximum the Trustees. A portfolio security's exposure under these arrangements is "fair value" price may differ from the unknown, as this would involve future price next available for that claims that may be made against the
portfolio  security  using the  Fund's    Fund.  The Fund  expects  that risk of
normal pricing procedures. Instruments    loss to be remote.
with maturities of 60 days or less are
valued  at   amortized   cost,   which
approximates market value.

Investment Transactions and Investment
Income
Investment  transactions are accounted
for as of the date  purchased  or sold
(trade  date).   Dividend   income  is
                                                                     (Continued)

GIORDANO FUND

Notes to Financial Statements (Unaudited)
________________________________________________________________________________


2. Transactions with Affiliates           Fund. It receives compensation for its
                                          services    based    upon    $15   per
Advisor                                   shareholder  per  year,  subject  to a
The Fund pays a monthly advisory fee minimum fee of $1,750 per month. For to Giordano Asset Management, LLC (the the period ended March 31, 2006, "Advisor") based upon the average Transfer agent fees were waived in the
daily  net  assets  of  the  Fund  and    amount of $3,081.
calculated at the annual rate of 1.00%
of  the  Fund's   average   daily  net    Distributor
assets. For the period ended March 31, Capital Investment Group, Inc. (the 2006, Advisor fees were waived in the "Distributor") serves as the Fund's
amount of $4,066.                         principal underwriter and distributor.
                                          The  Distributor  receives  $5,000 per
Administrator                             year paid in monthly  installments for
The Fund pays a monthly administration services provided and expenses fee to The Nottingham Company (the assumed. For the period ended March "Administrator") based upon the 31, 2006, Distributor fees were waived
average  daily net  assets of the Fund    in the amount of $740.
and  calculated at the annual rates as
shown in the following schedule which Certain Trustees and officers of the is subject to a minimum of $2,000 per Trust are also officers of the
month. The Administrator also receives    Advisor,   the   Distributor   or  the
a fee to  procure  and pay the  Fund's    Administrator.
custodian, additional compensation for
fund   accounting  and   recordkeeping    3. Distribution and Service Fees
services, and additional  compensation
for certain costs involved with the The Trustees, including a majority of daily valuation of securities and as the Trustees who are not "interested
reimbursement     for    out-of-pocket    persons"  of the Trust as  defined  in
expenses. A breakdown of these is the 1940 Act, adopted a distribution provided at the bottom of the page. plan pursuant to Rule 12b-1 of the
For the period  ended March 31,  2006,    1940  Act (the  "Plan").  The 1940 Act
Administration fees were waived in the    regulates   the   manner  in  which  a
amount of $184.                           regulated   investment   company   may
                                          assume  expenses of  distributing  and
Compliance Services                       promoting  the sales of its shares and
The Nottingham Compliance Services, servicing of its shareholder accounts. LLC, a fully owned affiliate of the The Plan provides that the Fund may Administrator, provides services which incur certain expenses, which may not assist the Trust's Chief Compliance exceed 0.25% per annum of the Fund's Officer in monitoring and testing the average daily net assets for each year policies and procedures of the Trust elapsed subsequent to adoption of the in conjunction with requirements under Plan, for payment to the Distributor Rule 38a-1 of the 1940 Act. It and others for items such as receives compensation for this service advertising expenses, selling at an annual rate of $7,750. For the expenses, commissions, travel or other period ended March 31, 2006, expenses reasonably intended to result compliance services fees were waived in sales of shares of the Fund or
in the amount of $1,168.                  support   servicing   of   shareholder
                                          accounts.  For the period  ended March
Transfer Agent                            31,  2006,  the Fund  incurred and the
North Carolina  Shareholder  Services,    Distributor   then  waived  $1,017  in
LLC   ("Transfer   Agent")  serves  as    distribution  and  service  fees under
transfer,    dividend   paying,    and    the Plan.
shareholder  servicing  agent  for the

------------------------------------------------------------------------------------------------------------------------------------
     Administration Fees*                        Custody fees*                   Fund              Fund
                                                                               Accounting       Accounting         Blue Sky
    Average Net Assets       Annual     Average Net Assets         Annual        Fees*             Fees       Administration Fees
                              Rate                                  Rate        (monthly)                          (annual)
------------------------------------------------------------------------------------------------------------------------------------
    First $50 million        0.175%     First $100 million         0.020%       $2,250            0.01%          $150 per state
     Next $50 million        0.150%      Over $100 million         0.009%
     Next $50 million        0.125%
     Next $50 million        0.100%
    Over $200 million        0.075%
------------------------------------------------------------------------------------------------------------------------------------
* Minimum  monthly fees of $2,000 and $400 for  Administration  and Custody,  respectively.  Fund Accounting fees were waived in the amount of $4,004 during the period ended March 31, 2006.

GIORDANO FUND

Notes to Financial Statements (Unaudited)
________________________________________________________________________________

4. Purchases and Sales of Investment Securities                      6.  Capital Share Transactions

For the period  ended March 31,  2006,  the  aggregate  cost of      ---------------------------------------------------------------
purchases  and  proceeds  from sales of  investment  securities      Period from November 7, 2005 (Date of Initial Public
(excluding short-term securities) were as follows:                   Investment) to March 31, 2006
                                                                     --------------------------------------------------- -----------
---------------------------------- -----------------------------     Transactions in Fund Shares                             142,273
          Purchases of Securities                 Proceeds from              Shares sold
                                            Sales of Securities              Reinvested distributions                              -
---------------------------------- -----------------------------             Shares repurchased                                (305)
                       $1,458,255                      $248,380      Net Increase in Capital Shares                          141,968
---------------------------------- -----------------------------     Shares Outstanding, Beginning of Period                       -
                                                                     Shares Outstanding, End of Period                       141,968
                                                                     --------------------------------------------------- -----------


There were no long-term  purchases  or sales of U.S  Government
Obligations during the period ended March 31, 2006.

5. Federal Income Tax

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of March 31, 2006, are shown in table below. There is no difference between book and tax cost.

------------------ --------------------- -----------------------
                        Aggregate Gross         Aggregate Gross
          Federal            Unrealized              Unrealized
         Tax Cost          Appreciation            Depreciation
------------------ --------------------- -----------------------
       $1,293,322               $39,444               ($16,820)
------------------ --------------------- -----------------------


The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. There were no dividends or distributions of net investment income or net realized gains paid by the Fund during the period ending March 31, 2006.

GIORDANO FUND

Additional Information (Unaudited)
________________________________________________________________________________


1.  Approval  of  Investment  Advisory    Public  Reference  Room in Washington,
Agreement                                 D.C. You may also obtain  copies after
                                          paying a  duplicating  fee by  writing
On October 26, 2005 the Board reviewed the SEC's Public Reference Section, information necessary to approve the Washington, D.C. 20549-0102 or by
initial Investment  Advisory Agreement    electronic          request         to
with  the   Advisor   (the   "Advisory    publicinfo@sec.gov,  or  is  available
Agreement"). The Advisor reviewed with    without  charge,   upon  request,   by
the Board the Advisor's Form ADV, its calling the Fund at 1-800-773-3863. financial strength, its investment Information on the operation of the
approach  and  techniques,  and  other    Public  Reference Room may be obtained
information.                              by calling the SEC at 202-942-8090.

In  deciding on whether to approve the
Advisory   Agreement,   the   Trustees
considered      numerous      factors,
including:  (i) the  nature and extent
of  the   services   provided  by  the
Advisor;  (ii) the Advisor's personnel
and   methods  of   operating;   (iii)
overall expenses of the Fund; (iv) the
financial  condition  of the  Advisor;
and  (v)  the   Advisor's   investment
strategy for the Fund.

Based  upon  its   evaluation  of  the
information,   materials  and  factors
described    above,    the    Trustees
concluded  for the Fund:  (i) that the
terms  of  the   Investment   Advisory
Agreement  were  reasonable  and fair;
(ii)  that  the fees to be paid to the
Advisor  under the Advisory  Agreement
and  the  Fund's   expense   ratio  as
compared   to   similar   funds   were
reasonable  and fair;  (iii) that they
were   satisfied  with  the  Advisor's
proposed  services,   personnel,   and
investment strategy;  and (iv) that it
was in the best  interest of the Trust
and  the  Fund  to   enter   into  the
Advisory  Agreement.   Therefore,  the
Trustees,  including  the Trustees who
are   not   party   to  the   Advisory
Agreement or interested persons of the
Advisor,   unanimously   approved  the
Advisory Agreement for the Fund for an
initial two-year period.

2. Proxy  Voting  Policies  and Voting
Record

A  copy  of  the  Trust's   Disclosure
Policy  and the  Advisor's  Disclosure
Policy are  included  as Appendix B to
the  Fund's  Statement  of  Additional
Information and are available, without
charge,   upon  request,   by  calling
1-800-773-3863.  Information regarding
how the Fund voted proxies relating to
portfolio securities during the period
ended June 30, 2006 will be  available
on  or  before  August  31,  2006  (1)
without  charge,   upon  request,   by
calling  the Fund at the number  above
and  (2)  on  the  SEC's   website  at
http://www.sec.gov.

3. Quarterly Portfolio Holdings

The Fund files its  complete  schedule
of portfolio holdings with the SEC for
the first and third  quarters  of each
fiscal  year on Form N-Q.  The  Fund's
Forms N-Q are  available  on the SEC's
website at http://www.sec.gov. You may
review  and make  copies  at the SEC's

           (This page was intentionally left blank.)

Giordano Fund
is a series of the
Giordano Investment Trust








For Shareholder Service Inquiries:        For Investment Advisor Inquiries:

Documented:                               Documented:

Giordano Fund                             Giordano Asset Management, LLC
c/o NC Shareholder Services               135 Gorman Street
116 South Franklin Street                 Annapolis, Maryland  21401-2535
Post Office Drawer 4365
Rocky Mount, North Carolina 27803

Toll-Free Telephone:                      Toll-Free Telephone:

1-800-773-3863                            1-800-773-3863

World Wide Web @:                         World Wide Web @:

nottinghamco.com                          nottinghamco.com

Item 2.  CODE OF ETHICS.


       Not applicable.





Item 3.  AUDIT COMMITTEE FINANCIAL EXPERT.


       Not applicable.





Item 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.


       Not applicable.





Item 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.


       Not applicable.





Item 6.  SCHEDULE OF INVESTMENTS.


       A copy of the schedule of investments of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this Form.





Item 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
         CLOSED-END MANAGEMENT INVESTMENT COMPANIES.


       Not applicable.





Item 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT
         INVESTMENT COMPANIES.


       Not applicable.





Item 9.  PURCHASES OF EQUITY SECURITIES BY CLOSED-END
         MANAGEMENT INVESTMENT COMPANY AND AFFILIATED
         PURCHASERS.


       Not applicable.

Item 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITYHOLDERS.


       None.





Item 11. CONTROLS AND PROCEDURES.


(a) The Principal Executive Officer and the Principal Financial Officer has concluded that the registrant's disclosure controls and procedures are effective based on his evaluation of the disclosure controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.




Item 12. EXHIBITS.


(a)(1) Not applicable.


(a)(2) Certifications required by Item 12.(a)(2) of Form N-CSR are filed herewith as Exhibit 12.(a)(2).

(b) Certifications required by Item 12.(b) of Form N-CSR are filed herewith as Exhibit 12.(b).

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Giordano Investment Trust


By: (Signature and Title)        /s/ Joseph A. Giordano
                                 ______________________________________
                                 Joseph A. Giordano, Trustee, President,
                                 Treasurer, Principal Executive Officer and
                                 Principal Financial Officer


Date: May 25, 2006







Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: (Signature and Title)        /s/ Joseph A. Giordano
                                 ______________________________________
                                 Joseph A. Giordano, Trustee, President,
                                 Treasurer, Principal Executive Officer and
                                 Principal Financial Officer
                                 Giordano Investment Trust


Date: May 25, 2006